Plan of Arrangement (Narrative) (Details) - CAD ($)	1 Months Ended			12 Months Ended
	Sep. 20, 2021	Sep. 19, 2021	Jun. 20, 2021	Apr. 30, 2023	Apr. 30, 2022
Disclosure of subsidiaries [line items]
Shareholders ownership, description			(i) Vizsla Copper, which will focus on the 100% owned Blueberry copper project located in the Babine porphyry belt of Central British Columbia and the option to acquire a 60% interest in the Carruthers Pass copper property located 200 kilometres north of Smithers, British Columbia, and (ii) Vizsla Silver, which will continue to advance the Panuco Copala silver-gold project in Mexico.
Description of share distribution		Pursuant to the Arrangement, holders of common shares of Vizsla Silver on September 19, 2021, received one new common share of Vizsla Silver and 0.3333 of a Vizsla Copper share for each common share held
Gain on spin-out of mining interest				$ (0)	$ 4,766,412
Blueberry Copper Project [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			100.00%
Carruthers Pass Copper Property [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			60.00%
Vizsla Copper Corp [Member]
Disclosure of subsidiaries [line items]
Working capital issued under arrangement	$ 1,122,356
Blueberry Property and Carruthers Pass Copper Property [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%
Property derecognized, value				1,493,798
Distribution value based on fair value of the common shares				7,382,566
Gain on spin-out of mining interest				$ 4,766,412